ACCRUED LIABILITIES (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ACCRUED LIABILITIES [Abstract]
Accrued salaries, wages and employee benefits	$ 516	$ 519
Accrued taxes	318	325
Warranty related	200	190
Project financing obligations	234	150
Accrued restructuring	66	56
Accrued legal and environmental reserves	24	26
Customer advances and deferred revenue	26	24
Other	941	784
Accrued Liabilities	$ 2,325	$ 2,074